Property and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment
4.	Property and Equipment

Property and equipment consist of the following:

	Estimated Useful Life (Years)	December 31,
		2013	2012
Leasehold improvements	Lesser of useful life or life of lease	$5,596	$5,571
Laboratory equipment	5	5,949	6,036
Computer equipment	3	843	805
Construction in progress	—	39	5
Capitalized software	5	815	815
Furniture and fixtures	3	497	496

		13,739	13,728
Less: accumulated depreciation		(11,376)	(10,193)

		$2,363	$3,535

Depreciation expense, including amortization of assets recorded under capital leases, for the years ended December 31, 2013, 2012 and 2011 was approximately $1,326, $1,481 and $2,064, respectively.